Provision for Site Reclamation and Closure - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Provision For Site Reclamation And Closure [Line Items]
Increase (decrease) in provisions	$ 723	$ (889)
San Francisco Mine
Disclosure Of Provision For Site Reclamation And Closure [Line Items]
Total undiscounted amount of estimated cash flows requited to settle retirement obligation	$ 5,337	$ 4,195
Inflation rate of cash flows	3.50%	3.00%
Pre-tax risk-free rate used to discount cash flows	7.50%	7.30%